Submission	May 23, 2026
Submission [Line Items]
Central Index Key	0002109150
Registrant Name	INNIO Holding GmbH
Registration File Number	333-295751
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES